Segment Information - Segment Assets, Liabilities and Investments Accounted for by the Equity Method (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Property, plant and equipment	€ 23,769	€ 32,228		€ 33,295
Rights of use	4,982	6,939	€ 7,870	0
Investments accounted for by the equity method	427	140
Financial assets and other non-current assets	7,270	7,123
Deferred tax assets	6,416	6,682		7,631
Other current financial assets	2,495	3,123
Non-current assets and disposal groups held for sale	15,413	818
Total allocated assets	105,051	118,877
Non-current financial liabilities	42,297	43,288
Non-current lease liabilities	4,039	5,626
Deferred tax liabilities	2,620	2,908		€ 2,674
Current financial liabilities	8,123	9,076
Current lease liabilities	1,255	1,600
Liabilities associated with non-current assets and disposal groups held for sale	4,791	380
Telefónica Spain
Disclosure of operating segments [line items]
Deferred tax assets	30	492
Other companies
Disclosure of operating segments [line items]
Property, plant and equipment	1,140	753
Rights of use	79	71
Investments accounted for by the equity method	100	56
Financial assets and other non-current assets	7,979	7,224
Deferred tax assets	2,733	2,801
Other current financial assets	10,187	5,587
Non-current assets and disposal groups held for sale	418	762
Total allocated assets	27,981	23,238
Non-current financial liabilities	37,360	37,360
Non-current lease liabilities	82	74
Deferred tax liabilities	711	756
Current financial liabilities	9,881	12,193
Current lease liabilities	26	15
Liabilities associated with non-current assets and disposal groups held for sale	221	380
Total allocated liabilities	51,033	53,216
Operating segments | Telefónica Spain
Disclosure of operating segments [line items]
Property, plant and equipment	14,604	15,159
Rights of use	1,332	1,500
Investments accounted for by the equity method	266	0
Financial assets and other non-current assets	330	167
Deferred tax assets	2,212	2,384
Other current financial assets	35	42
Non-current assets and disposal groups held for sale	0	12
Total allocated assets	24,098	24,491
Non-current financial liabilities	758	775
Non-current lease liabilities	1,074	1,252
Deferred tax liabilities	141	158
Current financial liabilities	852	854
Current lease liabilities	291	283
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	16,360	16,067
Operating segments | Telefónica United Kingdom
Disclosure of operating segments [line items]
Property, plant and equipment	0	10,051
Rights of use	0	716
Investments accounted for by the equity method	0	9
Financial assets and other non-current assets	0	468
Deferred tax assets	0	2
Other current financial assets	0	72
Non-current assets and disposal groups held for sale	13,264	0
Total allocated assets	13,264	13,869
Non-current financial liabilities	0	1,132
Non-current lease liabilities	0	490
Deferred tax liabilities	0	101
Current financial liabilities	0	0
Current lease liabilities	0	213
Liabilities associated with non-current assets and disposal groups held for sale	4,897	0
Total allocated liabilities	4,897	5,450
Operating segments | Telefónica Germany
Disclosure of operating segments [line items]
Property, plant and equipment	13,005	14,091
Rights of use	2,852	2,499
Investments accounted for by the equity method	2	0
Financial assets and other non-current assets	647	457
Deferred tax assets	473	314
Other current financial assets	67	17
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	20,266	20,143
Non-current financial liabilities	1,577	2,153
Non-current lease liabilities	2,326	2,027
Deferred tax liabilities	405	358
Current financial liabilities	715	339
Current lease liabilities	514	462
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	10,903	10,659
Operating segments | Telefónica Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	14,408	20,585
Rights of use	1,677	1,933
Investments accounted for by the equity method	1	2
Financial assets and other non-current assets	700	1,159
Deferred tax assets	248	337
Other current financial assets	30	67
Non-current assets and disposal groups held for sale	0	1
Total allocated assets	20,023	28,120
Non-current financial liabilities	167	572
Non-current lease liabilities	1,342	1,582
Deferred tax liabilities	864	945
Current financial liabilities	224	464
Current lease liabilities	297	448
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	6,252	8,599
Operating segments | Telefónica Hispam
Disclosure of operating segments [line items]
Property, plant and equipment	8,692	11,881
Rights of use	1,117	1,382
Investments accounted for by the equity method	58	73
Financial assets and other non-current assets	773	764
Deferred tax assets	721	755
Other current financial assets	90	426
Non-current assets and disposal groups held for sale	30	43
Total allocated assets	14,973	20,553
Non-current financial liabilities	6,149	2,666
Non-current lease liabilities	1,095	1,298
Deferred tax liabilities	481	572
Current financial liabilities	1,157	901
Current lease liabilities	365	248
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	12,960	10,904
Operating segments | Telxius Group
Disclosure of operating segments [line items]
Property, plant and equipment	452	1,145
Rights of use	30	388
Investments accounted for by the equity method	0	0
Financial assets and other non-current assets	39	55
Deferred tax assets	29	89
Other current financial assets	3	1
Non-current assets and disposal groups held for sale	2,062	0
Total allocated assets	2,840	2,184
Non-current financial liabilities	1,257	1,148
Non-current lease liabilities	4	281
Deferred tax liabilities	18	18
Current financial liabilities	150	1
Current lease liabilities	8	117
Liabilities associated with non-current assets and disposal groups held for sale	917	0
Total allocated liabilities	2,785	2,250
Eliminations
Disclosure of operating segments [line items]
Property, plant and equipment	0	0
Rights of use	(2,105)	(1,550)
Investments accounted for by the equity method	0	0
Financial assets and other non-current assets	(3,198)	(3,171)
Deferred tax assets	0	0
Other current financial assets	(7,917)	(3,089)
Non-current assets and disposal groups held for sale	(361)	0
Total allocated assets	(18,394)	(13,721)
Non-current financial liabilities	(4,971)	(2,518)
Non-current lease liabilities	(1,884)	(1,378)
Deferred tax liabilities	0	0
Current financial liabilities	(4,856)	(5,676)
Current lease liabilities	(246)	(186)
Liabilities associated with non-current assets and disposal groups held for sale	(1,244)	0
Total allocated liabilities	(18,399)	(13,718)
Telefonica, S.A.
Disclosure of operating segments [line items]
Property, plant and equipment	52,301	73,665
Rights of use	4,982	6,939
Investments accounted for by the equity method	427	140
Financial assets and other non-current assets	7,270	7,123
Deferred tax assets	6,416	6,682
Other current financial assets	2,495	3,123
Non-current assets and disposal groups held for sale	15,413	818
Total allocated assets	105,051	118,877
Non-current financial liabilities	42,297	43,288
Non-current lease liabilities	4,039	5,626
Deferred tax liabilities	2,620	2,908
Current financial liabilities	8,123	9,076
Current lease liabilities	1,255	1,600
Liabilities associated with non-current assets and disposal groups held for sale	4,791	380
Total allocated liabilities	€ 86,791	€ 93,427